Development, Commercialization and License Agreement and Services Agreement with Ionis (Tables)	12 Months Ended
Dec. 31, 2017
Development, Commercialization and License Agreement and Services Agreement with Ionis [Abstract]
Operating Expenses Generated by Transactions with Ionis
The following table summarizes the amounts included in our operating expenses that were generated by transactions with Ionis for the following periods (in thousands):

	Years Ended December 31,
	2017	2016	2015
Services performed by Ionis	$9,742	$8,599	$7,162
Active pharmaceutical ingredient manufactured by Ionis	6,012	12,648	5,620
Sublicensing expenses	48,394	—	—
Out-of-pocket expenses paid by Ionis	37,426	42,367	40,771
Total expenses generated by transactions with Ionis	101,574	63,614	53,553
Payable balance to Ionis at the beginning of the period	24,355	9,198	—
Less: amounts contributed by Ionis in the form of capital	—	—	(8,689)
Less: total amounts paid to Ionis during the period	(78,170)	(48,457)	(35,666)
Less: non-cash sublicensing expenses	(33,394)	—	—
Total amount payable to Ionis at period end	$14,365	$24,355	$9,198